Net Income (Loss) From Financial Assets And Liabilities At Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Net Income (Loss) from Financial Assets and Liabilities at Fair Value through Profit or Loss
Net income (loss) from financial assets and liabilities at fair value through profit or loss for the fiscal years ended March 31, 2022, 2021 and 2020 consisted of the following:

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
Net income (loss) from financial assets mandatorily at fair value through profit or loss:
Net income (loss) from debt instruments	¥156,792	¥262,396	¥(23,557)
Net income from equity instruments	5,025	23,687	1,618
Net income (loss) from financial liabilities designated at fair value through profit or loss	38,432	(6,071)	—

Total net income (loss) from financial assets and liabilities at fair value through profit or loss	¥200,249	¥280,012	¥(21,939)